Intangible assets and goodwill	12 Months Ended
Dec. 27, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets and goodwill

(6) Intangible Assets and Goodwill

The Company’s goodwill and other intangible assets arose from Wingstop’s acquisition of the equity interests of WHI in April 2010. Goodwill has been allocated to two reporting units, company-owned restaurants and franchised restaurants and represents the excess of purchase consideration transferred for the respective reporting unit over the fair value of the business at the time of the acquisition. See Note 16 for the allocation of goodwill among the two reporting units.

The following is a summary of goodwill balances and activity (in thousands):

	December 27, 2014	December 28, 2013
Balance, beginning of period	$45,570	$45,570
Divesture of restaurants	(442)	—

Balance, end of period	$45,128	$45,570

Intangible assets, excluding goodwill, consisted of the following (in thousands):

	December 27, 2014	December 28, 2013	Weighted Average Amortization Period (in years)
Intangible assets:
Trademarks	$32,700	$32,700

Indefinite-lived assets	32,700	32,700
Customer relationships	26,300	26,300	20.0
Proprietary software(1)	115	115	5.0
Noncompete agreements(1)	250	250	2.8
Less: accumulated amortization	(6,990)	(5,583)

Definite-lived assets	19,675	21,082	19.8

Intangible assets, net	$52,375	$53,782

(1)	Included within Other non-current assets net of associated accumulated amortization within the Consolidated Balance Sheets.

Amortization expense for definite-lived intangibles was $1.4 million for the fiscal years ended December 27, 2014 and December 28, 2013 and $1.7 million for the fiscal year ended December 29, 2012. Estimated amortization expense, principally related to customer relationships, for the five succeeding years and the aggregate thereafter is (in thousands):

Fiscal year 2015	$1,378
Fiscal year 2016	1,359
Fiscal year 2017	1,347
Fiscal year 2018	1,335
Fiscal year 2019	1,322
Thereafter	12,934

Total	$19,675